Reconciliation of the Anticipated Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision (benefit) at statutory tax rate									$ (324)	$ 462	$ 1,162
Dividends received deduction									(7)	(2)	(13)
Bank-owned life insurance									(136)	(215)	(139)
Tax-exempt income									(56)	(26)	(39)
Compensation and employee benefit plans									162	81	35
Nondeductible expenses									317	5	8
Tax credits/adjustments									(56)	(63)	0
State taxes, net of federal tax benefit									2	2	2
Other									0	(3)	(13)
Total income tax provision (benefit)	$ 424	$ (755)	$ 87	$ 146	$ 210	$ (316)	$ 153	$ 194	$ (98)	$ 241	$ 1,003
Effective tax rate									10.30%	17.80%	29.30%